PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended		15 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 HKD ($)
IfrsStatementLineItems [Line Items]
Ending balance
Ending balance
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Ending balance		4,349
Write off		(1,261)
Ending balance		3,088	3,088
Carrying values
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Ending balance		3,548
Write off		(1,048)
Ending balance		2,500	2,500
Carrying values
Carrying values
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Ending balance		213
Write off		(213)
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Ending balance		588
Write off
Ending balance		588	588
Carrying values
Carrying values
Gross carrying amount [member] | Office equipment
IfrsStatementLineItems [Line Items]
Ending balance
Carrying values
Carrying values
Accumulated depreciation [Member]
IfrsStatementLineItems [Line Items]
Ending balance		3,585
Write off		(1,261)
Ending balance		3,088	3,088
Provided for the year		764
Accumulated depreciation [Member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Provided for the year		764
Accumulated depreciation [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Provided for the year
Accumulated depreciation [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Ending balance		588
Write off
Ending balance		588	588
Provided for the year
Accumulated depreciation [Member] | Office equipment
IfrsStatementLineItems [Line Items]
Ending balance		213
Write off		(213)
Ending balance
Accumulated depreciation [Member] | Leasehold Improvement [Member]
IfrsStatementLineItems [Line Items]
Ending balance		2,784
Write off		(1,048)
Accumulated depreciation [Member] | Leased Properties [Member]
IfrsStatementLineItems [Line Items]
Ending balance		$ 2,500	$ 2,500